Leases - Summary of Lease Assets and Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	$ 1,230	$ 1,264
Acquisitions through assets acquisitions	172
Additions	148	128
Transfer to assets held for sale		(3)
Lease remeasurements	43	191
Disposals at written down value	(2)
Depreciation of lease assets	(300)	(350)
Carrying amount, ending balance	1,291	1,230
Lease liabilities, beginning balance	1,615	1,634
Acquisitions through assets acquisitions	178
Additions	148	145
Disposals	(8)
Transfer to liabilities directly associated with assets held for sale		(7)
Repayments (principal and interest)	(411)	(469)
Accretion of interest	102	102
Lease remeasurements	(1)	210
Lease liabilities, ending balance	1,623	1,615
Current	189	298
Non-current	1,434	1,317
Carrying amount	1,623	1,615
Gross carrying amount [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	2,217
Carrying amount, ending balance	2,578	2,217
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	(987)
Carrying amount, ending balance	(1,287)	(987)
Land and buildings [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	430	464
Acquisitions through assets acquisitions	172
Additions	37	8
Transfer to assets held for sale		0
Lease remeasurements	16	7
Disposals at written down value	0
Depreciation of lease assets	(52)	(49)
Carrying amount, ending balance	603	430
Lease liabilities, beginning balance	607	623
Acquisitions through assets acquisitions	178
Additions	37	24
Disposals	0
Transfer to liabilities directly associated with assets held for sale		0
Repayments (principal and interest)	(83)	(78)
Accretion of interest	26	27
Lease remeasurements	(31)	11
Lease liabilities, ending balance	734	607
Current	55	54
Non-current	679	553
Carrying amount	734	607
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	600
Carrying amount, ending balance	825	600
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	(170)
Carrying amount, ending balance	(222)	(170)
Oil and gas properties [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	107	225
Acquisitions through assets acquisitions	0
Additions	0	0
Transfer to assets held for sale		(3)
Lease remeasurements	17	59
Disposals at written down value	(1)
Depreciation of lease assets	(106)	(174)
Carrying amount, ending balance	17	107
Lease liabilities, beginning balance	130	238
Acquisitions through assets acquisitions	0
Additions	0	0
Disposals	(7)
Transfer to liabilities directly associated with assets held for sale		(6)
Repayments (principal and interest)	(118)	(188)
Accretion of interest	4	12
Lease remeasurements	24	74
Lease liabilities, ending balance	33	130
Current	32	114
Non-current	1	16
Carrying amount	33	130
Oil and gas properties [member] | Gross carrying amount [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	502
Carrying amount, ending balance	518	502
Oil and gas properties [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	(395)
Carrying amount, ending balance	(501)	(395)
Other plant and equipment [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	693	575
Acquisitions through assets acquisitions	0
Additions	111	120
Transfer to assets held for sale		0
Lease remeasurements	10	125
Disposals at written down value	(1)
Depreciation of lease assets	(142)	(127)
Carrying amount, ending balance	671	693
Lease liabilities, beginning balance	878	773
Acquisitions through assets acquisitions	0
Additions	111	121
Disposals	(1)
Transfer to liabilities directly associated with assets held for sale		(1)
Repayments (principal and interest)	(210)	(203)
Accretion of interest	72	63
Lease remeasurements	6	125
Lease liabilities, ending balance	856	878
Current	102	130
Non-current	754	748
Carrying amount	856	878
Other plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	1,115
Carrying amount, ending balance	1,235	1,115
Other plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	(422)
Carrying amount, ending balance	$ (564)	$ (422)